SEGMENT AND GEOGRAPHIC INFORMATION - Revenue by sales channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total net revenue	$ 809,844	$ 647,040	$ 508,685
Online direct-to-consumer
Revenue
Total net revenue	782,081	612,179	477,747
Other (Israel retail, marketing affiliates)
Revenue
Total net revenue	$ 27,763	$ 34,861	$ 30,938